Share Based Compensation	6 Months Ended
Jun. 30, 2023
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

15. SHARE BASED COMPENSATION

On October 31, 2019, the Board and the Company’s shareholders approved the 2019 Share Incentive Plan (“2019 Plan”) which authorized the compensation committee or such other committee to grant share options to purchase 1,105,300 Class A ordinary shares to directors, service providers, advisors, employees and consultants of the Group. On July 5, 2021, the Board and the Compensation Committee of the Board approved the Amended and Restated 2019 Plan increasing the number of Class A ordinary shares subject to the 2019 Plan to 1,885,300 shares. As of June 30, 2023, no shares remain available to be issued under the Amended and Restated 2019 Plan. On April 14, 2022, the Company’s Board approved and adopted the 2022 Share Incentive Plan (the “2022 Plan”) providing for the grant of options to purchase 2,800,000 Class A ordinary shares. On August 28, 2022, the Board and the Compensation Committee of the Board approved the Amended and Restated 2022 Plan increasing the number of Class A ordinary shares subject to the 2022 Plan to 4,700,000 shares. These options were granted to employees and professionals during 2022 and 2023 and will vest over four years. As of June 30, 2023, options to purchase 182,593 Class A ordinary shares remain available to be issued under the 2022 Plan.

On January 6, 2023, the Company’s Board approved and adopted the 2023 Share Incentive Plan (the “2023 Plan”) providing for the grant of restricted share unit (“RSU”) of 4,000,000 Class A ordinary shares. On March 10, 2023, the Board and the Compensation Committee of the Board approved an amended to the 2023 Plan increasing the number of Class A ordinary shares subject to the 2023 Plan to 13,000,000 shares. On August 23, 2023, the Board and the Compensation Committee of the Board further approved a further amendment to 2023 Plan increasing the number of Class A ordinary shares subject to the 2023 Plan to 41,000,000 shares These RSU are to be granted to employees and professionals. During the six months ended June 30, 2023, the Company issued 12,779,670 RSUs to that can be converted to Class A ordinary shares upon vesting to employees, directors and officers the Group under the 2023 Plan. The aggregate fair value of the RSUs granted was RMB32,310 (US$4,456). These RSUs vest over 1-4 years based on the related granted agreements. During six months ended June 30, 2023, 458,452 RSUs was forfeited and none vested. As of June 30, 2023, the Company had 12,321,218 RSUs outstanding. For the six months ended June 30, 2023, the Company recorded related share-based compensation expense of RMB2,872 (US$396).

Employees-options

The options granted to employees are measured based on the grant date fair value of the equity instrument. They are accounted for as equity awards and contain only service vesting conditions. The following table summarized the Group’s employee share option activities:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at December 31, 2022	2,334,906	1.69	5.08	8.05	452
Granted	—	—	—	—	—
Exercised	(13,900)	0.05	0.05	0.22	—
Share options outstanding at June 30, 2023	2,321,006	1.70	2.32	7.54	306
Vested and exercisable at June 30, 2023	2,199,006	1.41	2.08	7.54	306

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date for those awards that had exercise price below the estimated fair value of the relevant Class A ordinary shares.

For the six months ended June 30, 2022 and 2023, the total fair value of the equity awards vested were RMB2,962 and RMB894 (US$123) respectively. As of June 30, 2023, there was RMB2,525 (USD$348) in total unrecognized employee share-based compensation expense related to unvested options, that may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost may be recognized over a weighted-average period of 0.6 years.

Nonemployees-options

The options granted to nonemployees are measured based on the grant date fair value of the equity instrument. They are accounted for as equity awards with service and/or performance vesting conditions. The following table summarized the Group’s nonemployee share option activity:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at December 31, 2022	2,651,700	0.86	0.85	9.27	532
Granted	—	—	—	—	—
Exercised	(650,000)	0.05	0.05	0.22	—
Forfeited	(20,000)	—	—	—	—
Share options outstanding at June 30, 2023	1,981,700	1.13	1.04	8.74	315
Vested and exercisable at June 30, 2023	1,981,700	1.13	1.00	8.74	315

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Class A ordinary shares.

The total fair value of the equity awards vested during the six months ended June 30, 2022 and 2023 were RMB1,566 and nil, respectively. There was no unrecognized nonemployee share-based compensation expenses as of June 30, 2023.

Fair value of options

The Group used Black-Scholes simplified method for the valuation of new options issued during the six months ended June 30, 2022 and 2023. The assumptions used to value the share options granted to employees and nonemployee were as follows:

	For the six months ended June 30,
	2022	2023
Risk-free interest rate	0.34%	—%
Expected volatility range	100.2%	—%
Fair market value per ordinary share as at grant dates	US$0.29	—

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the six months ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Selling and marketing expenses	705	1,712	236
Research and development expenses	1,263	818	113
General and administrative expenses	2,560	1,236	170
Total share-based compensation expenses	4,528	3,766	519